Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2020	Aug. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease to retained earnings	$ 4,647,312,000		$ 2,887,892,000
Reinsurance recoverable, allowance for credit loss	137,122,000		147,639,000	$ 156,732,000
Allowance for credit losses	322,000		0
Letters of Credit | Maiden Facility Agreement | Loan facilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum borrowing capacity	$ 800,000,000	$ 800,000,000.0
Cumulative effect of change in accounting principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease to retained earnings			6,100,000
Financial instruments, allowance for credit loss			3,000,000.0
Reinsurance recoverable, allowance for credit loss			(195,000)	$ 0
Allowance for credit losses			$ 3,059,000